Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt
Debt

(5) Debt

CARES Act

On April 24, 2020, the Company entered into a PPP Loan agreement with Silicon Valley Bank (“SVB”) under the PPP, which is part of the CARES Act administered by the United States Small Business Administration (“SBA”). As part of the application for these funds, the Company in good faith, certified that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account our then-current business activity and our ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. Under this program, the Company received proceeds of $1.0 million from the PPP Loan. In accordance with the requirements of the PPP, the Company used proceeds from the PPP Loan primarily for payroll costs, rent and utilities. The PPP Loan carried a 1.00% interest rate per annum, matured on April 24, 2022, and was subject to the terms and conditions applicable to loans administered by the SBA under the PPP.

On February 3, 2021, the Company submitted the application for PPP loan forgiveness, in accordance with the terms and conditions of the SBA’s Loan Forgiveness Application (revised June 24, 2020). On March 1, 2021, the Company received confirmation from the SBA that the PPP Loan was forgiven in full including all interest incurred, which resulted in a gain on debt extinguishment of $1.0 million, during the three months ended March 31, 2021.

On December 27, 2020, the Taxpayer Certainty and Disaster Tax Relief Act of 2020 expanded certain benefits made available under the enhanced CARES Act, including modifying and extending the employee retention credit. As modified, the employee retention credit provides eligible employers with fewer than 500 employees a refundable tax credit against the employer’s share of social security taxes. The employee retention credit is equal to 70% of qualified wages paid to employees during calendar year 2021 for a maximum credit of $7,000 per employee for each calendar quarter through September 30, 2021. The Company recognized a $0.3 million employee retention credit during the three months ended March 31, 2021, which was offset against payroll tax expense.

Credit Agreement

On January 19, 2021, the Company and the lender thereunder (the “Lender”) entered into an amendment to the credit agreement, originally entered into on March 25, 2020, that increased the amount available under delayed draw term loans by $1.0 million, and issued an additional 20,000 Series G Warrants. The Company evaluated the accounting related to the amendment and in conjunction with the warrants issued. Based on this analysis the Company determined the agreements are substantially different and extinguished the original credit agreement and recorded the amended credit agreement as a new debt at a fair value of $10.0 million. As a result, during the three months ended March 31, 2021, the Company recorded a debt discount of approximately $0.5 million and a $3.0 million loss on extinguishment of debt, which is comprised of the fair value of the warrants and unamortized debt issuance cost with the original credit agreement, offset by the debt discount. At March 31, 2021, there was approximately $0.1 million of unamortized debt discount. Pursuant to the amendment of the credit agreement, the maturity date of the loans are March 31, 2021 and the loans bear interest at LIBOR plus 2.5%.

On March 10, 2021, the Company and the Lender entered into an amendment to the credit agreement that extended the maturity date from March 31, 2021 to March 31, 2022. The Company has accounted for this amendment as a debt modification. The associated unamortized debt discount on the January 19, 2021 amendment of $0.1 million was amortized as interest expense over the term of the amended credit agreement.

On June 28, 2021, the Company entered into a warrant exercise agreement with existing investors, including the Lender, to exercise certain outstanding warrants. For further details on this transaction see Note 9. The Company used some of the proceeds from this transaction to pay off the $10.5 million of debt outstanding under the credit agreement.

(8)	Debt

	December 31,	December 31,
	2021	2020
Asset purchase consideration	$—	$2,867
Credit agreement	—	9,500
PPP loan	—	955
Total debt	—	13,322
Less: unamortized debt discount	—	545
Less: current portion of debt	—	3,609
Debt, noncurrent portion	$—	$9,168

CARES Act

On April 24, 2020, the Company entered into a PPP Loan agreement with Silicon Valley Bank (“SVB”) under the PPP, which is part of the CARES Act administered by the United States Small Business Administration (“SBA”). As part of the application for these funds, the Company in good faith, has certified that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further requires the Company to take into account our current business activity and our ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. Under this program, the Company received proceeds of $1.0 million from the PPP Loan. In accordance with the requirements of the PPP, the Company intends to use proceeds from the PPP Loan primarily for payroll costs, rent and utilities. The PPP Loan has a 1.00% interest rate per annum, matures on April 24, 2022 and is subject to the terms and conditions applicable to loans administered by the SBA under the PPP. Under the terms of PPP, all or certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

On February 23, 2021, the Company submitted the application for PPP loan forgiveness, in accordance with the terms and conditions of the SBA’s Loan Forgiveness Application (revised June 24, 2020). On March 1, 2021, the Company received confirmation from the SBA, the PPP Loan has been forgiven in full including all interest incurred.

Under the provisions of the CARES Act, the Company is eligible for a refundable employee retention credit subject to certain criteria. The Company recognized a $0.5 million employee recognition credit during the year ended December 31, 2021.

Credit Agreement

On March 25, 2020, the Company executed a credit agreement up to $3.5 million, with an investor (the “Lender”), who holds warrants in connection with the June 2019 and September 2019 private placement transactions. See Note 8 for additional details. On the day of closing, the Company received $2.5 million and the additional $1.0 million may be drawn from time to time 30 days after the closing date but prior to five months after the closing date, in $500 thousand increments per draw. On June 23, 2020, the Company made the first additional draw of $500 thousand and on July 29, 2020, the second $500 thousand draw was made. As required by the terms of this credit agreement, the lender exercised its warrants to purchase an aggregate of 101,717 shares of common stock with a current exercise price of $6.00 per warrant on April 15, 2020, in which the Company received net proceeds of $0.6 million. In addition, the Company issued to the lender 24,000 Series G warrants to purchase an aggregate of 24,000 shares of common stock. As an inducement to the Lender to enter into the amendment and make the additional loans contemplated thereby, the Company issued to the Lender an additional 24,000 Series G warrants dated September 14, 2020, to purchase an aggregate of 24,000 shares of common stock. The value of the original Series G warrants were recorded as part of the debt issuance costs. See Note 12 for additional details.

On September 14, 2020, the Company and the Lender entered into an amendment to the credit agreement that increased the amount available under delayed draw term loans by $2.0 million. The Company borrowed $1.0 million of the available amount immediately and the remaining $1.0 million will be available in increments of least $500 thousand with at least 30 days between borrowings and issued an additional 24,000 Series G Warrants. The Company evaluated the accounting related to the amendment and in conjunction with the warrants issued. Based on this analysis the Company determined the agreements are substantially different and extinguished the original credit agreement and recorded the amended credit agreement as a new debt at a fair value of $3.9 million. As a result in 2020, the Company recorded a debt discount of approximately $0.6 million and a $2.4 million loss on extinguishment of debt which is comprised of the fair value of the warrants and unamortized debt issuance cost with the original credit agreement, offset by the debt discount. Pursuant to the amendment of the credit agreement, the maturity date of the loans was March 31, 2021 and the loans bear interest at LIBOR plus 2.5%.

On December 16, 2020, the Company and the Lender entered into the third amendment to the credit agreement that increased the amount available under delayed draw term loans by an additional $4.0 million. The Company borrowed the entire $4.0 million of the available amount immediately and issued an additional 80,000 Series G Warrants. The Company evaluated the accounting related to the amendment and in conjunction with the warrants issued. Based on this analysis the Company determined the agreements are substantially different and extinguished the original credit agreement and recorded the amended credit agreement as a new debt at a fair value of $8.9 million. As a result in 2020, the Company recorded a debt discount of approximately $0.6 million and a $5.3 million loss on extinguishment of debt which is comprised of the fair value of the warrants and unamortized debt discount cost with the original credit agreement, offset by the debt discount related to the new debt. At December 31, 2020 there was approximately $0.5 million of unamortized debt discount. Pursuant to the amendment of the credit agreement, the maturity date of the loan was March 31, 2021 and the loans bear interest at LIBOR plus 2.5%.

On January 19, 2021, the Company and the Lender entered into an amendment to the credit agreement that increased the amount available under delayed draw term loans by $1.0 million, which was used to fund the $1.0 million escrow fund securing the termination fee under the Merger Agreement and issued an additional 20,000 Series G Warrants. The Company evaluated the accounting related to the amendment and in conjunction with the warrants issued. Based on this analysis the Company determined the agreements are substantially different and extinguished the original credit agreement and recorded the amended credit agreement as a new debt at a fair value of $10.0 million. As a result, the Company recorded a debt discount of approximately $0.5 million and a $3.0 million loss on extinguishment of debt, which is comprised of the fair value of the warrants and unamortized debt issuance cost with the original credit agreement, offset by the debt discount. Pursuant to the amendment of the credit agreement, the maturity date of the loans are March 31, 2021 and the loans bear interest at LIBOR plus 2.5%.

On March 10, 2021, the Company and the Lender entered into an amendment to the credit agreement that extended the maturity date from March 31, 2021 to March 31, 2022. The Company has accounted for this amendment as a debt modification. The associated unamortized debt discount on the January 19, 2021 amendment of $0.1 million will be amortized as interest expense over the term of the amended credit agreement.

On June 28, 2021, the Company entered into a warrant exercise agreement with existing investors, including the Lender, to exercise certain outstanding warrants. For further details on this transaction see Note 9. The Company used some of the proceeds from this transaction to pay off the $10.5 million of debt outstanding under the credit agreement. At December 31, 2021, there was no outstanding amount under the credit agreement.

Asset Purchase Consideration Payable

The asset purchase consideration payable related to the Company’s December 2018 acquisition of the Lap-Band product line from Apollo Endosurgery, Inc. (“Apollo”), was initially recorded at net present value using a discount rate of 5.1%. The asset purchase consideration payable was originally secured by a first security interest in substantially all of the Company’s assets, but that security interest terminated in accordance with its terms in October 2019. At December 31, 2021, the Company had paid off the purchase consideration in full.